CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share Capital 'A' Ordinary shares [Member]	Share premium [Member]	Treasury Shares [Member]	Translation reserve [Member]	Equity Component of convertible Note [Member]	Other reserves [member]	Accumulated (deficit)/surplus [Member]	Total
Equity at beginning of period at Dec. 31, 2021	$ 1,213	$ 16,187	$ (24,922)	$ (5,379)	$ 0	$ 23	$ 12,559	$ (319)
Loss for the period	0	0	0	0	0	0	(41,009)	(41,009)
Other comprehensive income	0	0	0	(396)	0	0	0	(396)
Total comprehensive loss	0	0	0	(396)	0	0	(41,009)	(41,405)
Shares issued in the year	750	30,271	0	0	0	0	0	31,021
Share-based payments	0	0	0	0	0	0	1,755	1,755
Shares to be issued	0	0	0	0	0	63	0	63
Equity component of convertible note	0	0	0	0	6,709	0	0	6,709
Equity at end of period at Dec. 31, 2022	1,963	46,458	(24,922)	(5,775)	6,709	86	(26,695)	(2,176)
Loss for the period	0	0	0	0	0	0	(24,018)	(24,018)
Other comprehensive income	0	0	0	69	0	0	0	69
Total comprehensive loss	0	0	0	69	0	0	(24,018)	(23,949)
Shares issued in the year	9	161	0	0	0	(63)	0	107
Share-based payments	0	0	0	0	0	0	2,069	2,069
Equity at end of period at Dec. 31, 2023	1,972	46,619	(24,922)	(5,706)	6,709	23	(48,644)	(23,949)
Loss for the period	0	0	0	0	0	0	(31,789)	(31,789)
Other comprehensive income	0	0	0	245	0	0	0	245
Total comprehensive loss	0	0	0	245	0	0	(31,789)	(31,544)
Shares issued in the year	2,218	16,778	0	0	0	0	0	18,996
Share-based payments	0	0	0	0	0	0	1,316	1,316
Equity at end of period at Dec. 31, 2024	$ 4,190	$ 63,397	$ (24,922)	$ (5,461)	$ 6,709	$ 23	$ (79,117)	$ (35,181)